Report of Directors Corporate Governance - Non Executive Directors' Fees and Benefits (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Fees	£ 6,383,000	£ 5,636,000
Benefits	317,000	693,000
Total	6,700,000	6,329,000
Travel allowance	£ 4,000
Tax rate	45.00%
Total non-executive directors
Disclosure of transactions between related parties [line items]
Fees	£ 4,786,000	4,226,000
Benefits	238,000	520,000
Total	5,024,000	4,746,000
Phillip Ameen (Retired on 20 April 2018)
Disclosure of transactions between related parties [line items]
Fees	154,000	474,000
Benefits	6,000	12,000
Total	160,000	486,000
Fees paid for additional positions held	106,000	330,000
Kathleen Casey
Disclosure of transactions between related parties [line items]
Fees	171,000	174,000
Benefits	23,000	16,000
Total	194,000	190,000
Henri de Castries
Disclosure of transactions between related parties [line items]
Fees	161,000	132,000
Benefits	4,000	5,000
Total	165,000	137,000
Laura Cha
Disclosure of transactions between related parties [line items]
Fees	255,000	269,000
Benefits	13,000	22,000
Total	268,000	291,000
Fees paid for additional positions held	80,000	75,000
Lord Evans of Weardale
Disclosure of transactions between related parties [line items]
Fees	200,000	215,000
Benefits	2,000	8,000
Total	202,000	223,000
Joachim Faber (Retired on 20 April 2018)
Disclosure of transactions between related parties [line items]
Fees	38,000	162,000
Benefits	3,000	9,000
Total	41,000	171,000
Irene Lee
Disclosure of transactions between related parties [line items]
Fees	361,000	300,000
Benefits	5,000	8,000
Total	366,000	308,000
Fees paid for additional positions held	210,000	187,000
John Lipsky (Retired on 20 April 2018)
Disclosure of transactions between related parties [line items]
Fees	66,000	199,000
Benefits	0	25,000
Total	66,000	224,000
Heidi Miller
Disclosure of transactions between related parties [line items]
Fees	573,000	571,000
Benefits	9,000	18,000
Total	582,000	589,000
Fees paid for additional positions held	412,000	427,000
David Nish
Disclosure of transactions between related parties [line items]
Fees	187,000	158,000
Benefits	11,000	18,000
Total	198,000	176,000
Jonathan Symonds
Disclosure of transactions between related parties [line items]
Fees	653,000	639,000
Benefits	1,000	2,000
Total	654,000	641,000
Fees paid for additional positions held	240,000	382,000
Jackson Tai
Disclosure of transactions between related parties [line items]
Fees	228,000	194,000
Benefits	47,000	43,000
Total	275,000	237,000
Fees paid for additional positions held	120,000
Mark Tucker
Disclosure of transactions between related parties [line items]
Fees	1,500,000	500,000
Benefits	97,000	318,000
Total	1,597,000	818,000
Life insurance benefits	10,200
Healthcare insurance benefits	15,426
Pauline van der Meer Mohr
Disclosure of transactions between related parties [line items]
Fees	239,000	239,000
Benefits	17,000	16,000
Total	£ 256,000	£ 255,000